Intangible assets	9 Months Ended
Sep. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets [text block]	Intangible assets
a.Breakdown of intangible assets

		09/30/2023			12/31/2022
	Annual amortization rate	Historical cost	(Accumulated amortization)	Book value	Historical cost	(Accumulated amortization)	Book value
Intangible assets in progress	—	289,285	—	289,285	279,675	—	279,675
Development costs	20%	308,001	(104,427)	203,574	234,400	(48,835)	185,565
Software	10%	447,461	(260,768)	186,693	336,495	(204,278)	132,217
Customer portfolio	20%	13,965	(6,902)	7,063	13,965	(5,589)	8,376
Goodwill	—	635,735	—	635,735	632,796	—	632,796
Total		1,694,447	(372,097)	1,322,350	1,497,331	(258,702)	1,238,629
b.Changes in intangible assets

	12/31/2022	Addition	Write-offs	Transfers	Business Combination	Amortization	09/30/2023
Intangible assets in progress	279,675	131,526	—	(121,916)	—	—	289,285
Development costs	185,565	—	—	73,601	—	(55,592)	203,574
Software	132,217	62,651	—	48,315	—	(56,490)	186,693
Customer portfolio	8,376	—	—	—	—	(1,313)	7,063
Goodwill	632,796	—	—	—	2,939	—	635,735
Total	1,238,629	194,177	—	—	2,939	(113,395)	1,322,350

	12/31/2021	Addition	Write-offs	Transfers	Business Combination	Amortization	09/30/2022
Intangible assets in progress	177,979	129,439	(7,506)	(80,759)	—	—	219,153
Development costs (b)	115,417	30	(253)	81,879	—	(23,275)	173,798
Software	47,150	79,447	(2,008)	(1,120)	155,623	(73,368)	205,724
Customer portfolio (b)	10,329	—	(103)	—	—	(1,383)	8,843
Goodwill (a) (b)	78,037	—	—	—	554,759	—	632,796
Total	428,912	208,916	(9,870)	—	710,382	(98,026)	1,240,314

(a)     Refers to the acquisition of Inter & Co Payments, Inc.
(b)     The balance of December 31, 2021, previously presented, was adjusted after the conclusion of the PPA of the group companies. We updated the following accounting balances: customer portfolio, going from R$5,602 to R$10,329; work in progress intangible, going from R$ 171,633 to R$ 177,979; and goodwill, decreasing from R$ 90,702 to R$ 78,037. Accordingly, the preliminary goodwill was reallocated to the opening balances of the transaction.